Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax expense benefi

	For the six months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	RMB	RMB	USD
Current	50,007	398,951	56,149
Deferred	943,920	(2,931,447)	(412,578)
Benefit of income taxes	993,927	(2,532,496)	(356,429)

Schedule of deferred tax assets and liabilities

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for expected credit loss	258,718	288,310	40,454
Impairment loss for investment	240,000	400,000	56,126
Net operating loss carry forward	18,180,820	14,347,809	2,013,219
Inventory reserve	26,469	26,469	3,714
Right of use	152,685	27,418	3,847
Less: valuation allowance	(15,927,164)	(15,089,925)	(2,117,349)
Deferred tax assets, net	2,931,528	81	11

Schedule of Taxes payable

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
VAT taxes payable	198,966	15,095	2,118
Income taxes payable	394,809	59	8
Other taxes payable	31,833	20,793	2,918
Totals	625,608	35,947	5,044